Investments in associates	6 Months Ended
Jun. 30, 2019
Investments accounted for using equity method [abstract]
Investments in associates

14. Investments in associates

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 159	3 279	479	—	3 480	694
Effect of movements in foreign exchange	—	(18)	(39)	—	(87)	(116)
Acquisitions	—	—	—	1 150	—	—
Dividends received	(14)	(88)	(15)	—	(18)	—
Share of results of associates	(10)	56	(5)	(2)	76	(27)

Balance at 30 June	1 135	3 229	420	1 148	3 451	551

On 30 March 2018, AB InBev completed the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses. Following the closing of the transaction, the operations of AB InBev and Anadolu Efes in Russia and Ukraine are now combined under AB InBev Efes. The combined business is fully consolidated in the Anadolu Efes financial accounts. As a result of the transaction, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes under the equity method as of that date. See also Note 6 Acquisitions and disposals of subsidiaries.

During the first six months of 2019, associates that are not individually material contributed to 21m US dollar to the results of investment in associates (2018: 46m US dollar).